Borrowings - Narratives (Details) $ in Thousands, € in Millions, R in Millions, ₦ in Billions, XOF in Billions	1 Months Ended		3 Months Ended
	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 NGN (₦)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 ZAR (R)	Mar. 08, 2024 USD ($)	Jan. 31, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 XOF	Oct. 31, 2023 ZAR (R)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Oct. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities			$ 380,383	$ 368,096
Repayments of borrowings, classified as financing activities			328,679	264,345
Borrowings	$ 3,468,341		3,468,341							$ 3,510,847
Interest paid			81,334	$ 68,503
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 39,500	₦ 55.0
Interest rate														20.00%	20.00%
Notional amount of borrowings drawn down	10,800		10,800		₦ 15.0
Nigeria (2023) Revolving Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate									18.00%
Nigeria (2023) Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate									24.00%
Nigeria (2023) Revolving Credit Facility | Nigerian MPR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.50%
IHS Cote d Ivoire S.A., CIV Euro Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount										94,900	€ 88.0
Notional amount of borrowings drawn down	60,500		60,500			€ 56.1
Borrowings	$ 59,302		$ 59,302
IHS Cote d Ivoire S.A., CIV Euro Tranche | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.50%		3.50%		3.50%	3.50%	3.50%
IHS Cote d Ivoire S.A., CIV XOF Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount										18,300		XOF 11.2
Interest rate	6.50%		6.50%		6.50%	6.50%	6.50%
Notional amount of borrowings drawn down	$ 11,700		$ 11,700		₦ 7.1
Borrowings	11,130		11,130
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,376		$ 59,376							61,354
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Interest rate	5.63%		5.63%		5.63%	5.63%	5.63%
Borrowings	$ 506,183		$ 506,183							498,920
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%		6.25%		6.25%	6.25%	6.25%
Borrowings	$ 506,597		$ 506,597							498,635
IHS Towers South Africa Proprietary Limited maturing 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 178,993		$ 178,993							185,404
IHS Towers South Africa Proprietary Limited maturing 2029 | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.75%		2.75%		2.75%	2.75%	2.75%
IHS South Africa Overdraft
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 18,500											R 350.0
Notional amount of borrowings drawn down	$ 10,600		$ 10,600				R 200.4
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down	$ 5,800		$ 5,800
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%		12.00%		12.00%	12.00%	12.00%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.55%		15.55%		15.55%	15.55%	15.55%
INT Towers Limited, letter of credit
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down	$ 17,500		$ 17,500
INT Towers Limited, letter of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	12.00%		12.00%		12.00%	12.00%	12.00%
INT Towers Limited, letter of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.75%		15.75%		15.75%	15.75%	15.75%
Global Independent Connect Limited, letters of credit
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings drawn down	$ 1,000		$ 1,000
Global Independent Connect Limited, letters of credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	13.25%		13.25%		13.25%	13.25%	13.25%
Global Independent Connect Limited, letters of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	15.25%		15.25%		15.25%	15.25%	15.25%
IHS Holding (2022) Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 600,000
Notional amount of borrowings drawn down	$ 370,000		$ 370,000
Increase (decrease) in loan facility	(70,000)	$ (100,000)
Borrowings	$ 371,132		$ 371,132							370,935
IHS Holding (2022) Term Loan | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%		3.75%		3.75%	3.75%	3.75%
IHS Holding (2024) Term Facility
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 270,000
Notional amount of borrowings drawn down	$ 270,000		$ 270,000
Borrowings	264,405		264,405
I-Systems Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 84,274		$ 84,274							$ 84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.45%		2.45%		2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%		2.50%		2.50%	2.50%	2.50%